CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 102,436	$ 1,511,057	$ 171,256
Receivable due from credit card clearing house	50,000	123,134
Prepaid expenses	15,393	119,354
Deferred financing fees	843,957
Total current assets	1,011,786	1,753,545	171,256
Property and equipment, at cost	256,199	168,546	70,590
Less: accumulated depreciation and amortization	(65,933)	(38,587)	(12,859)
Property and equipment, net	190,266	129,959	57,731
Non-current assets
Intangible assets, net			11,600
Security deposits	35,313	30,787	19,600
Total non-current assets		30,787	31,200
Total assets	1,237,365	1,914,291	260,187
Current liabilities:
14% convertible debenture		250,000
Accounts payable	145,530	550,216	67,584
Accrued expenses	1,032,326	342,159	21,591
Unearned revenue	207,930	125,603	94,616
Derivative warrant liability	13,309,860
Total current liabilities	14,695,646	1,267,978	183,791
Non-current liabilities:
Convertible debentures, net	192,873	304,193
Commitments and contingencies:
Stockholders' (deficit) equity:
Preferred stock
Common stock
Additional paid-in capital	8,454,374	6,407,128	2,085,500
Accumulated deficit	(22,105,528)	(6,065,008)	(2,009,104)
Total stockholders' (deficit) equity	(13,651,154)	342,120	76,396
Total liabilities and stockholders' (deficit) equity	1,237,365	1,914,291	260,187
Series A preferred stock
Stockholders' (deficit) equity:
Preferred stock